COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Commitments and Contingencies Disclosure [Line Items]
Total capital commitments contracted not yet reflected in financial statements	$ 51.49	324.10
Rental expense under operating lease	21.78	137.08	76.87	84.43
Fair value of indemnification obligations related to the entity's directors and officers	0	0	0
Maximum exposure to the company under unconditionally guaranteed bank loans for a VIE	$ 22.24	140.00